Investments Accounted For Using Equity Method - Additional Information (Detail) $ in Millions, $ in Millions			1 Months Ended	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Apr. 30, 2015 TWD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 TWD ($)	Dec. 31, 2015 TWD ($)
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Impairment loss on investments accounted for using equity method				$ 0.0	$ 0	$ 0.0	$ 8.0
Huada Digital Corporation ("HDD") [Member]
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Disposal loss of investments						0.4
Chunghwa Benefit One Co., Ltd. ("CBO") [Member]
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Disposal loss of investments				$ 0.2
KingwayTek Technology Co., Ltd. ("KWT") [Member]
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Gain on disposal of investments							7.0
Dian Zuan Integrating Marketing Co., Ltd. ("DZIM") [Member]
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Ownership interest in associates	22.00%	26.00%
Click Force Co., Ltd. ("CF") [Member]
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Investments in cash in associates			$ 6.0
Ownership interest in associates				49.00%	49.00%
Alliance Digital Tech Co., Ltd. ("ADT") [Member]
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Investments in cash in associates						$ 30.0
Ownership interest in associates						14.00%
Xiamen Sertec Business Technology Co., Ltd. [Member]
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Gain on disposal of investments							1.0
MeWorks LIMITED (HK) ("MeWorks") [Member]
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Impairment loss on investments accounted for using equity method							$ 8.0